RISKS (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Risks
Maximum potential loss of accounts receivable	$ 1,360,656	$ 2,131,371
Deposits and other receivables	$ 1,749,619	$ 0